STOCKHOLDERS' DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
STOCKHOLDER'S DEFICIT
STOCKHOLDERS' DEFICIT

NOTE 9. STOCKHOLDER’S DEFICIT

Preferred Stock — The Company is authorized to issue 1,000,000 shares of $0.0001 par value preferred shares. At June 30, 2023 and December 31, 2022, there was no preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue up to 380,000,000 shares of Class A Common Stock, $0.0001 par value per share. Holders of the Company’s Class A Common Stock are entitled to one vote for each share. At December 31, 2022, there were no shares of Class A Common Stock issued or outstanding, excluding 20,125,000 shares of Class A Common Stock subject to possible redemption. On June 29, 2023, the Company issued an aggregate of 3,412,816 shares of non-redeemable Class A Common Stock to the Sponsor upon the conversion of an equal number of shares of Class B Common Stock held by the Sponsor as Founder Shares. The 3,412,816 shares of non-redeemable Class A Common Stock issued in connection with the Founder Share Conversion are subject to the same restrictions as applied to the Class B Common Stock before the Founder Share Conversion (see Note 5). In connection with the 2023 Special Meeting and the vote to approve the Charter Amendment Proposals, the holders of 18,012,973 shares of Class A Common Stock elected to redeem their shares from the Trust Account for approximately $10.49 per share, or an aggregate of approximately $189 million. These shares were subsequently redeemed on July 10, 2023 (see Note 11).

Class B Common Stock — The Company is authorized to issue up to 20,000,000 shares of Class B Common Stock, $0.0001 par value per share. Holders of the Company’s Class B Common Stock are entitled to one vote for each share. At December 31, 2022, there were 5,031,250 shares of Class B Common Stock issued and outstanding. On June 29, 2023, an aggregate of 3,412,816 shares of Class B Common Stock were converted on a one-for-one basis into shares of non-redeemable Class A Common Stock as a result of Founder Share Conversion as described in the paragraph above (see Note 5). Following the Founder Share Conversion and the Redemptions, 1,618,434 shares of Class B Common Stock issued and outstanding.

Simultaneously with the closing of the Initial Public Offering on October 4, 2021, the Sponsor forfeited 1,618,434 Founder Shares and the Company sold 1,618,434 Founder Shares to certain Institutional Anchor Investors at the original purchase price of $0.006 per share. The Founder Shares will automatically convert into shares of Class A Common Stock at the time of the Company’s initial business combination on a one-for-one basis, subject to adjustment as provided in the Final Prospectus.

Holders of the Class A Common Stock and holders of the Founder Shares will vote together as a single class on all matters submitted to a vote of our stockholders, except as required by law or stock exchange rule; provided that only holders of the Founder Shares have the right to vote on the election of the Company’s directors prior to the initial Business Combination and holders of a majority of the Founder Shares may remove a member of the board of directors for any reason.

The Founder Shares will automatically convert into Class A Common Stock at the time of a Business Combination or earlier at the option of the holders thereof at a ratio such that the number of shares of Class A Common Stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 25% of the sum of (i) the total number of all shares of Class A Common Stock issued in the Offering (including any shares of Class A Common Stock issued pursuant to the underwriters’ over-allotment option) plus (ii) the sum of (i) all shares of Class A Common Stock issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued in connection with or in relation to the consummation of a Business Combination (including any shares of Class A Common Stock issued pursuant to a forward purchase agreement), excluding any shares of Class A Common Stock or equity-linked securities or rights issued, or to be issued, to any seller in a Business Combination, any Private Placement Warrants issued to the Sponsor, or an affiliate of the Sponsor, or any member of management team upon conversion of Working Capital Loans and any warrants issued pursuant to a forward purchase agreement, minus (ii) the number of shares of Class A Common Stock redeemed in connection with a Business Combination, provided that such conversion of Founder Shares shall never be less than one-to-one.

The Company may issue additional common stock or preferred stock to complete its Business Combination or under an employee incentive plan after completion of its Business Combination.

NOTE 10. STOCKHOLDERS’ DEFICIT

Preferred Stock — The Company is authorized to issue 1,000,000 shares of $0.0001 par value preferred shares. At December 31, 2022 and December 31, 2021, there was no preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue up to 380,000,000 shares of Class A Common Stock, $0.0001 par value per share. Holders of the Company’s Class A Common Stock are entitled to one vote for each share. At December 31, 2022 and December 31, 2021, there were no shares of Class A Common Stock issued or outstanding, excluding 20,125,000 shares of Class A Common Stock subject to possible redemption.

Class B Common Stock — The Company is authorized to issue up to 20,000,000 shares of Class B Common Stock, $0.0001 par value per share. Holders of the Company’s Class B Common Stock are entitled to one vote for each share. At December 31, 2022 and December 31, 2021, there was 5,031,250 shares of Class B Common Stock issued and outstanding.

Simultaneously with the closing of the Initial Public Offering on October 4, 2021, the Sponsor forfeited 1,618,434 Founder Shares and the Company sold 1,618,434 Founder Shares to certain Institutional Anchor Investors at the original purchase price of $0.006 per share. The Founder Shares will automatically convert into shares of Class A Common Stock at the time of the Company’s initial business combination on a one-for-one basis, subject to adjustment as provided in the Final Prospectus.

Holders of the Class A Common Stock and holders of the Founder Shares will vote together as a single class on all matters submitted to a vote of our stockholders, except as required by law or stock exchange rule; provided that only holders of the Founder Shares have the right to vote on the election of the Company’s directors prior to the initial Business Combination and holders of a majority of the Founder Shares may remove a member of the board of directors for any reason.

The Founder Shares will automatically convert into Class A Common Stock at the time of a Business Combination or earlier at the option of the holders thereof at a ratio such that the number of shares of Class A Common Stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 25% of the sum of (i) the total number of all shares of Class A Common Stock issued in the Offering (including any shares of Class A Common Stock issued pursuant to the underwriters’ over-allotment option) plus (ii) the sum of (i) all shares of Class A Common Stock issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued in connection with or in relation to the consummation of a Business Combination (including any shares of Class A Common Stock issued pursuant to a forward purchase agreement), excluding any shares of Class A Common Stock or equity-linked securities or rights issued, or to be issued, to any seller in a Business Combination, any Private Placement Warrants issued to the Sponsor, or an affiliate of the Sponsor, or any member of management team upon conversion of Working Capital Loans and any warrants issued pursuant to a forward purchase agreement, minus (ii) the number of shares of Class A Common Stock redeemed in connection with a Business Combination, provided that such conversion of Founder Shares shall never be less than one-to-one.

The Company may issue additional common stock or preferred stock to complete its Business Combination or under an employee incentive plan after completion of its Business Combination.